INCOME TAX (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAX
Domestic tax rate, percent	27.00%	27.00%
Taxable income, Maximum	80.00%
Investments in foreign subsidiaries	$ 7.4	$ 6.7
Net operating tax losses	$ 39.1